Document and Entity Information	Oct. 11, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001805387
Document Type	8-K
Document Period End Date	Oct. 11, 2023
Entity Registrant Name	CEREVEL THERAPEUTICS HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39311
Entity Tax Identification Number	85-3911080
Entity Address, Address Line One	222 Jacobs Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	844
Local Phone Number	304-2048
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	CERE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false